Artisan High Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended	129 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				4.97%		4.68%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				0.89%		1.69%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	5.70%		6.41%	6.12%
Performance Inception Date	Mar. 19, 2014
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	2.77%		3.44%	3.19%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.88%	3.08%		3.58%	3.37%
Investor | ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.04%		5.08%
Investor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(0.34%)		1.37%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		8.43%	5.85%		6.58%	6.28%
Performance Inception Date	Mar. 19, 2014
Advisor | ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.04%		5.08%
Advisor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(0.34%)		1.37%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.53%	5.96%	6.41%
Performance Inception Date	Oct. 03, 2016
Institutional | ICE BofAML US High Yield Master II Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	4.04%
Institutional | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	(0.34%)